Leases-Lessee (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum annual rentals under noncancelable operating leases
2014	$ 42
2015	36
2016	35
2017	31
2018	29
Thereafter	123
Total	296
Operating Leased Assets [Line Items]
Total rent expense	51	46	38
Jicarilla Apache Nation [Member]
Operating Leased Assets [Line Items]
Future minimum annual rental payment of a certain significant lease	$ 8